Sep-22-03 04:50pm From- [redacted] T-050 P.002/002 F-311

03028344

Manager
Securities Operations

[illegible]
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Cert NYS

1-31805

NYSE

RECD S.E.C.
SEP 22 2003
081

September 22, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

OCESSED
SEP 29 2003
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1933, The Journal Company, Class A Common Stock. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on September 22, 2003. Tentative listing date – September 24, 2003.

Sincerely,